Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908406
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ACIT
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2013
Prospectus Date	rr_ProspectusDate	Jul. 27, 2013
SHORT DURATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ACIT_SupplementTextBlock
American Century Investment Trust
Summary Prospectuses and Prospectuses Supplement

Supplement dated June 5, 2014

Short Duration Fund
Summary Prospectus and Prospectus dated July 26, 2013
Short Duration Inflation Protection Bond Fund
Summary Prospectus and Prospectus dated July 26, 2013 (as revised January 24, 2014)

The following changes are effective July 28, 2014.

The following replaces the third sentence under the Fees and Expenses section on page 1 of the summary prospectuses and page 2 of the prospectuses.

More information about these and other discounts, as well as variations in charges that may apply to purchases of $500,000 or more, is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.